Stockholder's Equity (Details) (USD $)								12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013	Jan. 03, 2012	Jan. 01, 2013 Class A Common Stock [Member]	Jan. 01, 2013 Class B Common Stock [Member]	Jan. 01, 2013 Class C Common Stock [Member]	Jan. 01, 2013 Preferred Stock [Member]	Jan. 01, 2013 Equity Sponsors [Member] Minimum [Member]
Class of Stock [Line Items]
Shares authorized		36,928,001
Common stock, shares authorized	180,000,000	34,043,001	34,043,001	27,119,000	6,294,000	1
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	2,885,000	2,885,000				2,885,000
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01				$ 0.01
Registration rights, percentage of common stock shares								10.00%